Average Annual Total Returns - Institutional - Vanguard SP 500 Growth Index Fund	ETF Shares 1 Year	ETF Shares Since Inception	ETF Shares Inception Date	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions Since Inception	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	33.38%	26.02%	Apr. 05, 2019	33.05%	25.71%	19.93%	20.14%	33.47%	26.11%	20.79%	19.19%